United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Quarter ended 01/31/19

Item 1.	Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—93.7%
	Aerospace/Defense—1.3%
$1,850,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	$1,799,125
7,430,000	TransDigm, Inc., 5.500%, 10/15/2020	7,443,931
17,975,000	TransDigm, Inc., Sec. Fac. Bond, Series 144A, 6.250%, 3/15/2026	18,289,563
5,450,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	5,504,500
18,900,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	18,711,000
18,775,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	18,282,156
11,325,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	10,942,781
	TOTAL	80,973,056
	Automotive—2.2%
27,675,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	20,894,625
4,070,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,146,313
600,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	579,000
20,575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	19,777,719
11,525,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	12,245,312
12,950,000	Dana Financing Lux Sarl, Series 144A, 6.500%, 6/1/2026	13,079,500
12,700,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.750%, 4/15/2025	12,477,750
9,475,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	8,527,500
10,700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	9,884,125
1,500,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,501,875
9,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	9,116,250
2,000,000	Schaeffler Verwaltung Zw, Series 144A, 4.500%, 9/15/2023	1,915,000
27,600,000	Schaeffler Verwaltung Zw, Series 144A, 4.750%, 9/15/2026	25,116,000
	TOTAL	139,260,969
	Banking—0.4%
24,325,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	25,389,219
3,100,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.750%, 11/18/2019	3,111,625
	TOTAL	28,500,844
	Building Materials—1.8%
3,025,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.750%, 12/15/2023	3,115,750
18,225,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	18,332,527
2,050,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,122,939
2,775,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	2,594,625
9,625,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.000%, 10/15/2025	9,733,281
16,900,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	16,181,750
3,371,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	3,418,363
5,350,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.750%, 9/15/2026	5,216,250
17,900,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.000%, 4/15/2026	17,005,000
1,400,000	Standard Industries, Inc., Series 144A, 5.500%, 2/15/2023	1,421,000
27,000,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 2/15/2027	25,447,500
600,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	611,460
8,450,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.500%, 3/1/2025	8,629,563
	TOTAL	113,830,008
	Cable Satellite—8.6%
5,725,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,769,655
14,350,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.750%, 2/15/2026	14,637,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$3,125,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	$3,165,000
11,150,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	11,400,875
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.500%, 5/1/2026	4,275,000
21,050,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.000%, 2/1/2028	20,050,125
17,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	17,120,500
12,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	12,949,524
10,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	10,153,530
1,525,000	CSC Holdings LLC, Series 144A, 5.375%, 7/15/2023	1,544,063
12,925,000	CSC Holdings LLC, Series 144A, 5.500%, 5/15/2026	12,828,063
5,000,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.500%, 2/1/2029	5,078,125
7,375,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	7,734,531
13,825,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.500%, 4/1/2028	14,274,313
14,875,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.750%, 7/15/2025	15,618,750
4,225,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	4,557,719
20,850,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	20,934,442
4,225,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,242,111
23,725,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 4/15/2027	23,250,025
11,450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	11,020,625
17,850,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	17,983,875
9,375,000	Charter Communications Holdings II, 5.125%, 2/15/2023	9,492,188
14,525,000	Charter Communications Holdings II, 5.750%, 1/15/2024	14,851,813
15,825,000	DISH DBS Corp., 5.000%, 3/15/2023	13,827,094
6,725,000	DISH DBS Corp., 5.875%, 7/15/2022	6,413,969
21,650,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	18,023,625
11,075,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	9,566,031
6,000,000	Intelsat Jackson Holdings S.A., Series 144A, 8.000%, 2/15/2024	6,262,500
18,925,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 8.500%, 10/15/2024	19,208,875
7,950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.750%, 7/15/2025	8,317,688
17,225,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	15,739,344
17,975,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,042,406
6,750,000	Sirius XM Radio, Inc., Series 144A, 6.000%, 7/15/2024	7,036,875
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 8/1/2027	5,432,000
9,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	9,273,281
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	12,037,080
35,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.500%, 3/1/2028	33,440,000
2,625,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.000%, 1/15/2025	2,680,781
21,500,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	22,306,250
19,850,000	Virgin Media Secured Finance PLC, Series 144A, 5.250%, 1/15/2026	19,626,687
6,000,000	Virgin Media Secured Finance PLC, Series 144A, 5.500%, 8/15/2026	5,910,000
17,325,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.750%, 1/15/2025	17,136,677
3,925,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 10/15/2024	3,989,959
18,250,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.500%, 1/15/2027	17,286,217
3,450,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,271,031
14,175,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.000%, 1/15/2027	13,094,156
	TOTAL	550,854,378
	Chemicals—2.4%
6,100,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.750%, 6/1/2023	5,932,250
24,525,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.250%, 2/1/2025	23,308,560
19,075,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	17,835,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$25,700,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	$20,656,375
17,300,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 2/15/2025	15,440,250
3,450,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.750%, 12/15/2025	3,312,000
15,850,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	15,889,625
34,900,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.500%, 2/1/2022	35,467,125
18,825,000	Starfruit Finco BV, Sr. Unsecd. Note, Series 144A, 8.000%, 10/1/2026	18,825,000
	TOTAL	156,666,310
	Construction Machinery—0.7%
20,925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	19,904,907
4,425,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	4,607,531
3,475,000	United Rentals, Inc., 5.750%, 11/15/2024	3,574,906
7,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	7,333,375
4,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	4,173,455
3,400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,485,000
	TOTAL	43,079,174
	Consumer Cyclical Services—0.3%
20,275,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.750%, 5/15/2025	18,906,437
3,325,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.450%, 8/15/2027	3,439,314
	TOTAL	22,345,751
	Consumer Products—1.7%
6,975,000	Energizer Holdings, Inc., Sec. Fac. Bond, Series 144A, 6.375%, 7/15/2026	6,800,625
5,875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 6/15/2025	5,581,250
8,525,000	Energizer Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.750%, 1/15/2027	8,805,046
19,875,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	19,875,000
4,600,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 7/1/2025	4,450,500
20,625,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	20,702,344
34,125,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	34,125,000
3,250,000	Spectrum Brands, Inc., 5.750%, 7/15/2025	3,218,475
3,550,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	3,550,000
	TOTAL	107,108,240
	Diversified Manufacturing—1.3%
4,400,000	CFX Escrow Corp., Sr. Unsecd. Note, Series 144A, 6.000%, 2/15/2024	4,400,000
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 2/15/2026	3,575,000
13,750,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	13,406,250
19,014,000	Gates Global LLC, Series 144A, 6.000%, 7/15/2022	19,186,077
2,600,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.000%, 10/1/2024	2,606,500
14,600,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.750%, 4/15/2026	12,811,500
15,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	15,573,250
14,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	14,422,687
	TOTAL	85,981,264
	Environmental—0.3%
19,825,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	19,577,188
	Finance Companies—2.6%
5,775,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2023	5,877,217
2,150,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.500%, 1/15/2023	2,196,333
3,400,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	3,293,750
23,250,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	21,855,000
5,325,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	5,453,066
3,925,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	3,782,719

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$4,225,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	$3,992,540
9,550,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	9,729,062
11,050,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	10,635,625
4,725,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.500%, 3/15/2023	4,648,219
3,400,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.250%, 8/15/2022	3,464,770
46,125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.500%, 2/15/2024	46,989,844
37,750,000	Quicken Loans, Inc., Series 144A, 5.750%, 5/1/2025	36,617,500
6,350,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.250%, 1/15/2028	5,794,375
	TOTAL	164,330,020
	Food & Beverage—2.5%
23,725,000	Anna Merger Subsidiary, Inc., Series 144A, 7.750%, 10/1/2022	3,454,953
12,825,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 4/1/2025	12,921,187
13,575,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 2/1/2028	13,286,531
3,000,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	2,955,000
10,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	11,015,396
26,075,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	25,664,319
5,700,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	5,680,050
19,300,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 8/15/2026	18,338,860
8,925,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 3/1/2025	8,913,844
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	7,170,551
30,525,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.750%, 3/1/2027	30,061,325
19,150,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	19,552,916
	TOTAL	159,014,932
	Gaming—3.9%
6,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	6,150,000
10,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	11,161,491
7,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	7,094,063
36,500,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.250%, 10/15/2025	34,120,200
3,900,000	Delta Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 9/15/2026	3,909,750
12,800,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	12,937,600
5,000,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	4,662,500
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	2,913,281
4,200,000	MGM Mirage, Inc., 7.750%, 3/15/2022	4,572,750
6,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.750%, 10/1/2020	6,487,122
3,250,000	MGM Resorts International, 6.000%, 3/15/2023	3,380,000
10,200,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	9,639,000
12,000,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	12,120,000
16,500,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	16,005,000
9,075,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	8,553,188
22,750,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	22,750,000
26,200,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	26,584,878
21,625,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.000%, 7/15/2026	22,009,925
17,325,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 10/1/2025	16,612,942
14,650,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	14,064,000
2,500,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.250%, 5/15/2027	2,340,625
	TOTAL	248,068,315
	Health Care—11.0%
7,425,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	7,309,096
21,925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	21,705,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$27,650,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	$24,055,500
6,925,000	Avantor, Inc., Series 144A, 6.000%, 10/1/2024	7,096,117
25,025,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.000%, 10/1/2025	25,900,875
12,925,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	12,391,844
5,825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	6,024,215
19,300,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	11,067,585
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 4/1/2026	5,201,875
22,450,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.750%, 10/15/2026	20,527,719
5,925,000	HCA, Inc., 4.500%, 2/15/2027	5,986,027
1,350,000	HCA, Inc., 4.750%, 5/1/2023	1,394,240
12,200,000	HCA, Inc., 5.000%, 3/15/2024	12,724,600
3,200,000	HCA, Inc., 5.250%, 6/15/2026	3,380,000
10,700,000	HCA, Inc., 5.875%, 5/1/2023	11,342,000
24,675,000	HCA, Inc., 5.875%, 2/15/2026	26,093,812
2,575,000	HCA, Inc., 6.250%, 2/15/2021	2,690,875
4,500,000	HCA, Inc., 5.875%, 3/15/2022	4,775,670
11,925,000	HCA, Inc., Sr. Secd. Note, 5.250%, 4/15/2025	12,625,594
5,500,000	HCA, Inc., Sr. Secd. Note, 6.500%, 2/15/2020	5,665,000
22,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,228,790
5,950,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	6,121,062
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	5,386,888
4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	4,745,594
11,625,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	12,758,437
14,725,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 10/15/2026	14,853,844
19,325,000	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 9.750%, 12/1/2026	19,397,469
15,650,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 6.250%, 1/15/2027	15,747,812
43,200,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	43,005,600
64,850,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	62,904,500
21,350,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.500%, 12/1/2022	20,576,062
28,550,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.500%, 5/15/2023	28,835,500
28,300,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	28,370,750
23,525,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.750%, 7/1/2025	21,878,250
875,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 4/15/2021	896,875
48,675,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	39,701,277
5,775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	5,652,281
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	4,998,015
4,651,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	4,709,138
14,700,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	14,397,033
4,750,000	Tenet Healthcare Corp., Series 144A, 7.500%, 1/1/2022	4,941,188
4,400,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,416,500
6,825,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	6,710,545
3,450,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.500%, 4/1/2021	3,474,150
7,250,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.000%, 8/1/2025	7,019,015
24,650,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	24,311,062
20,675,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	22,432,375
27,775,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	25,275,250
	TOTAL	704,703,656
	Health Insurance—0.2%
10,300,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	10,702,215

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Insurance—continued
$5,100,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 8/15/2026	$5,227,500
	TOTAL	15,929,715
	Independent Energy—5.4%
4,575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	4,437,750
1,850,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,854,625
4,975,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	4,987,438
7,200,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.000%, 4/1/2022	7,731,000
8,950,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.000%, 2/15/2026	8,726,250
12,768,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	12,895,680
6,850,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	6,901,375
9,625,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	9,576,875
6,325,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	6,546,375
6,600,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	6,237,000
12,100,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	11,858,000
4,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	4,419,625
14,900,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	14,355,554
24,975,000	Crownrock LP/ Crownrock F, Series 144A, 5.625%, 10/15/2025	24,069,656
2,925,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	3,023,514
14,775,000	EP Energy LLC / Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.000%, 11/29/2024	11,893,875
3,150,000	EP Energy LLC / Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,260,000
3,800,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.500%, 1/30/2026	3,975,750
6,300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.750%, 1/30/2028	6,725,250
6,375,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	6,024,375
7,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	6,896,562
4,400,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	4,380,750
4,425,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	4,126,313
7,625,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	7,396,250
5,775,000	Laredo Petroleum, 5.625%, 1/15/2022	5,601,750
4,275,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	4,098,656
11,316,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	11,316,000
3,900,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,875,625
3,400,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.250%, 5/1/2026	3,225,750
4,800,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	4,695,936
12,075,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	11,350,500
1,850,000	Parsley Energy LLC / Parsley Finance Corp., Series 144A, 6.250%, 6/1/2024	1,900,631
3,550,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.250%, 8/15/2025	3,532,250
3,300,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,291,750
9,650,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	9,613,812
7,225,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,990,187
6,525,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	6,296,625
9,469,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	8,616,790
6,450,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	6,151,687
875,000	Range Resources Corp., Sr. Unsecd. Note, 5.750%, 6/1/2021	883,750
4,225,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	4,013,708
5,525,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	5,317,813
1,575,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,551,375
7,300,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	7,228,095
16,000,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	14,280,000
13,500,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	13,972,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,750,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	$1,127,500
10,900,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	3,215,500
3,975,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	3,945,188
1,900,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	1,900,000
12,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	12,257,375
9,475,000		Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	9,332,875
		TOTAL	349,883,470
		Industrial - Other—0.8%
8,225,000		Anixter, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 12/1/2025	8,451,187
25,125,000		Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	20,602,500
11,325,000		KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	10,969,168
5,225,000		Resideo Funding, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 11/1/2026	5,394,813
3,525,000		Stevens Holding Company, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2026	3,579,215
		TOTAL	48,996,883
		Insurance - P&C—3.0%
7,350,000		Acrisure LLC, Sec. Fac. Bond, Series 144A, 8.125%, 2/15/2024	7,489,650
22,275,000		Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.000%, 11/15/2025	19,490,625
17,775,000		AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.750%, 7/1/2026	17,819,437
4,725,000		Ardonagh Midco Three PLC, Series 144A, 8.625%, 7/15/2023	4,032,788
24,200,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.000%, 8/15/2025	23,232,000
55,000,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.000%, 5/1/2026	53,487,500
17,800,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	15,486,000
28,200,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	26,931,000
25,175,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	24,223,385
		TOTAL	192,192,385
		Leisure—0.7%
3,550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	3,523,375
28,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.500%, 4/15/2027	28,656,000
10,975,000		Voc Escrow Ltd., Series 144A, 5.000%, 2/15/2028	10,739,038
		TOTAL	42,918,413
		Lodging—0.4%
15,550,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	15,705,500
2,500,000		Hilton Domestic Operations, Sr. Unsecd. Note, 4.250%, 9/1/2024	2,462,550
9,525,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	9,572,625
		TOTAL	27,740,675
		Media Entertainment—4.7%
18,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	17,558,594
8,075,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	8,034,625
16,525,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.250%, 11/1/2024	15,657,437
13,450,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.000%, 3/1/2021	9,045,125
3,350,000		Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.750%, 12/15/2020	3,425,375
2,075,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	2,132,063
14,950,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	15,361,125
2,625,000		E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	2,513,438
15,200,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	16,160,336
440,000		Gannett Co., Inc., 5.125%, 10/15/2019	441,100
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	8,772,000
5,450,000		Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 9/15/2024	5,387,598
6,475,000		Gray Escrow, Inc., Sr. Unsecd. Note, Series 144A, 7.000%, 5/15/2027	6,747,597

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$4,375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	$4,262,891
19,375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	19,084,375
8,475,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,604,667
9,475,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 12/15/2027	9,334,770
5,100,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	5,348,625
10,500,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,605,000
22,575,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	21,897,750
17,325,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.000%, 4/15/2022	17,385,637
10,200,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.000%, 2/1/2025	10,174,500
4,075,000	Outfront Americas Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	4,125,938
19,475,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	18,910,225
9,850,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	9,012,750
12,550,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	12,095,062
24,600,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	25,122,750
13,525,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	13,051,625
3,550,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.500%, 4/15/2026	3,514,500
	TOTAL	303,767,478
	Metals & Mining—1.8%
16,425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	15,232,545
26,025,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	25,049,063
25,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	22,650,500
4,500,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.250%, 1/15/2023	4,657,500
14,200,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	14,661,500
1,825,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	1,854,656
5,875,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	6,079,450
4,700,000	Teck Resources Ltd., Sr. Unsecd. Note, 5.200%, 3/1/2042	4,406,250
8,000,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	8,080,000
12,700,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	13,335,000
	TOTAL	116,006,464
	Midstream—5.7%
6,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	6,648,750
5,975,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	5,930,188
8,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	8,016,000
15,550,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	15,399,165
16,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	16,301,750
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	690,375
21,200,000	CNX Midstream Partners LP / CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.500%, 3/15/2026	20,961,500
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,348,375
15,825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	16,636,031
7,800,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	8,617,440
22,125,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	22,318,372
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2026	9,043,740
9,350,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	10,004,500
14,150,000	Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	12,434,312
11,650,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	10,281,125
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	10,017,109
26,875,000	Holly Energy Partners LP, Series 144A, 6.000%, 8/1/2024	27,210,937
19,450,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	18,939,437
18,175,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	17,947,812

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$7,525,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	$7,261,625
12,400,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	11,780,000
21,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	20,539,750
16,650,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	15,692,625
1,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	1,431,875
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	4,875,701
8,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	8,270,438
12,650,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.000%, 1/15/2028	11,954,250
5,950,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	5,875,625
12,775,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	12,391,750
8,675,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	8,794,281
1,250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 6.500%, 7/15/2027	1,291,406
6,850,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,875,688
1,805,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	1,854,638
3,050,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	3,183,438
2,675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	2,454,313
	TOTAL	366,274,321
	Oil Field Services—1.6%
2,400,000	Apergy Corp., Sr. Unsecd. Note, 6.375%, 5/1/2026	2,373,000
6,225,000	Nine Energy Services, Inc., Sr. Unsecd. Note, Series 144A, 8.750%, 11/1/2023	6,271,687
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	6,532,000
850,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	733,125
1,199,222	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	1,163,245
10,300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	9,913,750
15,775,000	Sesi LLC, 7.125%, 12/15/2021	14,079,187
20,000,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	15,750,000
14,175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.250%, 2/15/2025	12,916,969
19,200,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 4/1/2026	19,296,000
2,225,000	Weatherford Bermuda, Sr. Unsecd. Note, 9.875%, 2/15/2024	1,465,719
9,675,000	Weatherford International Ltd., 7.000%, 3/15/2038	5,587,313
9,175,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.250%, 6/15/2023	5,894,937
3,825,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.800%, 6/15/2037	2,218,500
	TOTAL	104,195,432
	Packaging—5.8%
25,975,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	25,195,750
19,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.000%, 2/15/2025	18,963,750
25,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.250%, 5/15/2024	26,000,000
10,000,000	Berry Plastics Corp., 5.125%, 7/15/2023	10,065,800
18,450,000	Berry Plastics Corp., 5.500%, 5/15/2022	18,639,850
5,025,000	Berry Plastics Corp., 6.000%, 10/15/2022	5,150,625
17,550,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.500%, 4/15/2024	17,210,056
45,300,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.250%, 4/15/2025	41,959,125
750,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	715,313
10,075,000	Crown Americas LLC, Sr. Unsecd. Note, 4.750%, 2/1/2026	9,873,500
42,050,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	39,527,000
21,150,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	20,145,375
6,575,000	Greif, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 3/1/2027	6,624,313
16,550,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,715,500
11,550,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	11,001,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$825,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.000%, 1/15/2022	$836,344
9,175,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	9,175,000
2,725,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,830,594
10,825,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	11,366,250
27,350,000	Reynolds Group Issuer, Inc. / LLC / LU, Series 144A, 7.000%, 7/15/2024	28,016,656
21,344,597	Reynolds Group Issuer, Inc. / LLC / LU, 5.750%, 10/15/2020	21,452,388
1,100,000	Reynolds Group, Sr. Unsecd. Note, 7.950%, 12/15/2025	1,094,500
5,375,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	5,448,906
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,929,070
5,000,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.500%, 9/15/2025	5,125,000
18,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	16,876,750
	TOTAL	371,938,790
	Paper—0.4%
5,825,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	5,431,813
20,479,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	19,147,865
	TOTAL	24,579,678
	Pharmaceuticals—4.2%
5,875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, Series 144A, 5.500%, 11/1/2025	5,881,521
1,125,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 6.500%, 3/15/2022	1,165,781
7,200,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 7.000%, 3/15/2024	7,573,500
13,500,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 3/1/2023	13,196,250
1,550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/1/2021	1,552,906
23,525,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2023	23,133,779
48,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	45,551,062
6,000,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 8.500%, 1/31/2027	6,285,000
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.000%, 12/15/2025	11,922,496
6,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.250%, 4/1/2026	6,842,125
19,625,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	19,674,063
12,650,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 7/15/2023	10,399,818
5,275,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,332,094
24,225,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 2/1/2025	18,834,938
46,850,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	46,732,875
38,075,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.500%, 4/15/2025	29,698,500
19,575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	16,614,281
	TOTAL	269,390,989
	Refining—0.4%
26,525,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	26,723,938
	Restaurants—1.1%
36,550,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.000%, 10/15/2025	35,362,125
10,375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.250%, 5/15/2024	10,063,750
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.750%, 6/1/2027	8,595,562
1,925,000	Performance Food Group, Inc., Series 144A, 5.500%, 6/1/2024	1,903,344
5,500,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.000%, 6/1/2024	5,512,100
6,850,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.250%, 6/1/2026	6,952,750
	TOTAL	68,389,631
	Retailers—1.5%
11,925,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	7,542,563
925,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 5/15/2024	912,281
8,550,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	8,229,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$14,450,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	$14,468,062
19,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	19,792,500
13,700,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 8/1/2026	13,528,750
1,375,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	873,125
14,775,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	12,521,813
19,775,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	19,330,062
	TOTAL	97,198,531
	Supermarkets—0.8%
5,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 7.500%, 3/15/2026	5,200,875
37,825,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	35,602,781
9,525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	9,429,750
	TOTAL	50,233,406
	Technology—7.7%
27,550,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.750%, 9/1/2026	26,310,250
875,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2025	871,719
13,350,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	13,877,325
8,450,000	CommScope Technologies Finance LLC, Series 144A, 6.000%, 6/15/2025	8,027,500
4,025,000	CommScope Technologies Finance LLC, Sr. Unsecd. Note, Series 144A, 5.000%, 3/15/2027	3,440,973
5,875,000	CommScope, Inc., Series 144A, 5.500%, 6/15/2024	5,515,156
27,525,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	29,049,559
12,275,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.000%, 9/30/2023	12,643,250
4,900,000	Financial & Risk US Holdings, Inc., Series 144A, 6.250%, 5/15/2026	4,826,500
18,250,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.250%, 11/15/2026	17,155,000
9,375,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	9,580,078
41,150,000	First Data Corp., Series 144A, 5.750%, 1/15/2024	42,435,937
6,950,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	6,932,625
31,975,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	26,859,000
30,875,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	31,222,344
31,075,000	Infor US, Inc., 6.500%, 5/15/2022	31,735,344
25,725,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	25,917,938
26,300,000	JDA Escrow LLC / JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	26,826,000
6,375,000	NCR Corp., 6.375%, 12/15/2023	6,406,875
2,550,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,524,500
7,600,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	7,532,968
4,175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,206,313
3,000,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,013,125
13,750,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	13,509,375
11,800,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	11,962,250
21,375,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	15,710,625
1,525,000	Sabre GLBL, Inc., Series 144A, 5.250%, 11/15/2023	1,555,500
4,975,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,062,063
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.000%, 10/1/2025	1,691,750
6,025,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.250%, 2/15/2026	6,303,656
11,900,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.500%, 3/1/2024	12,970,762
13,800,000	TTM Technologies, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	12,903,000
43,325,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.750%, 6/1/2025	43,000,062
2,725,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	2,626,164
2,625,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	2,598,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$18,150,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	$16,924,875
	TOTAL	493,729,111
	Utility - Electric—2.4%
10,950,000	Calpine Corp., Series 144A, 5.250%, 6/1/2026	10,443,562
1,875,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,879,688
23,725,000	Calpine Corp., 5.750%, 1/15/2025	22,420,125
1,625,000	Calpine Corp., Bond, Series 144A, 6.000%, 1/15/2022	1,643,281
23,925,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	25,016,458
15,525,000	NRG Energy, Inc., 6.250%, 5/1/2024	16,126,594
11,875,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	12,545,581
9,850,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	10,679,862
6,850,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	6,953,093
1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 1/31/2023	1,743,938
22,625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.000%, 1/31/2028	21,097,812
4,600,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	4,847,250
1,500,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,541,250
6,525,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, Series 144A, 5.500%, 9/1/2026	6,639,188
13,225,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 2/15/2027	13,357,250
	TOTAL	156,934,932
	Wireless Communications—4.1%
5,625,000	Altice France SA, Series 144A, 8.125%, 2/1/2027	5,554,688
5,375,000	Altice Luxembourg SA, Series 144A, 7.750%, 5/15/2022	5,233,906
29,675,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	25,335,031
4,323,000	Digicel Group One Ltd., Series 144A, 8.250%, 12/30/2022	3,588,090
4,077,000	Digicel Group Two Ltd., Sr. Unsecd. Note, Series 144A, 8.250%, 9/30/2022	2,211,773
6,575,000	Numericable Group SA, Series 144A, 6.250%, 5/15/2024	6,470,129
46,750,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	45,230,625
17,725,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	17,658,531
27,350,000	Sprint Corp., 7.125%, 6/15/2024	28,170,500
24,150,000	Sprint Corp., 7.875%, 9/15/2023	25,719,750
22,150,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,208,770
7,650,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	7,965,562
8,500,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	8,629,115
1,675,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,637,313
10,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	10,082,187
7,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	7,983,281
2,200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,224,750
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	1,669,688
3,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	3,133,875
9,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,516,000
11,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	11,905,312
8,275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	8,771,500
	TOTAL	261,900,376
	TOTAL CORPORATE BONDS (IDENTIFIED COST $6,191,484,492)	6,013,218,723
	INVESTMENT COMPANIES—6.1%
147,589,389	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3]	147,618,907

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
39,061,976	High Yield Bond Portfolio	$239,449,913
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $403,301,198)	387,068,820
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $6,594,785,690)	6,400,287,543
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	15,798,382
	TOTAL NET ASSETS—100%	$6,416,085,925
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	185,125,912	49,964,009	235,089,921
Purchases/Additions	332,881,494	—	332,881,494
Sales/Reductions	(370,418,017)	(10,902,033)	(381,320,050)
Balance of Shares Held 1/31/2019	147,589,389	39,061,976	186,651,365
Value	$147,618,907	$239,449,913	$387,068,820
Change in Unrealized Appreciation/Depreciation	$32,249	$(17,145,700)	$(17,113,451)
Net Realized Gain/(Loss)	$(34,330)	$16,316,240	$16,281,910
Dividend Income	$603,945	$4,384,540	$4,988,485
1	Non-income-producing security.
2	Issuer in default.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,013,218,723	$—	$6,013,218,723
Investment Companies[1]	147,618,907	—	—	387,068,820
TOTAL SECURITIES	$147,618,907	$6,013,218,723	$—	$6,400,287,543
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $239,449,913 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.

The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019